Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements Of Comprehensive Income Abstract
Net income	$ 669,064	$ 193,790	$ 165,732
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain from defined benefit plans	1,450	869	1,993
Gain (loss) from investments in equity instruments measured at fair value through other comprehensive income	(473)	6,272	9,996
Share of other comprehensive income (loss) of companies accounted for at equity	101	(3,316)	(575)
Adjustments arising from translating financial statements from functional currency to presentation currency	170,212	(5,469)	(30,526)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Foreign exchange differences on translation of foreign operations from discontinued operations	(27,362)	(6,210)	18,969
Foreign exchange differences on translation of foreign operations	(37,792)	(488)	7,240
Total other comprehensive income (loss), net of tax	106,136	(8,342)	7,097
Total Comprehensive income	775,200	185,448	172,829
Total comprehensive income (loss) attributable to non-controlling: interests
From continued operations	118,499	111,091	90,075
From discontinued operations	(4,173)	(3,361)	11,379
Total comprehensive income to non-controlling interests	114,326	107,730	101,454
Total comprehensive income attributable to Formula’s shareholders:
From continued operations	684,063	80,567	63,785
From discontinued operations	(23,189)	(2,849)	7,590
Total comprehensive income attributable to Formula’s shareholders	$ 660,874	$ 77,718	$ 71,375